Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,457.51
Total Offset Amount	24,457.51
Net Fee	$ 0.00